Segment Information - (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Summary of Segment Information
Total net sales		$ 580.0	$ 644.5	$ 1,089.6	$ 1,219.3
Operating profit		10.3	24.0	4.6	21.0
Impairment of assets		0.0	0.5	0.0	(18.9)
Restructuring charges		(5.0)	(7.1)	(5.4)	(10.2)
Other expense		(46.0)	(1.2)	(20.4)	(11.7)
Income (loss) from continuing operations before taxes		(35.7)	22.8	(15.8)	9.3
Depreciation and amortization expense		15.9	16.7	30.9	32.9
Property, plant and equipment, at cost		613.8		613.8		$ 609.0
Operating Segments [Member]
Summary of Segment Information
Intersegment revenue		58.7	87.9	124.3	139.6
Operating profit		99.2	108.4	178.7	203.2
Depreciation and amortization expense		7.2	5.7	14.2	12.8
Property, plant and equipment, at cost		263.3		263.3		251.1
Operating Segments [Member] | North America Segment [Member]
Summary of Segment Information
Total net sales		275.2	302.5	526.9	561.7
Intersegment revenue		12.7	23.4	30.6	44.5
Operating profit		63.0	66.8	116.4	127.9
Depreciation and amortization expense		3.1	2.1	6.0	3.9
Property, plant and equipment, at cost		110.8		110.8		110.7
Operating Segments [Member] | Asia Pacific Segment [Member]
Summary of Segment Information
Total net sales		85.5	109.4	166.0	219.9
Intersegment revenue		26.2	40.3	46.1	59.7
Operating profit		6.2	14.3	14.9	32.5
Depreciation and amortization expense		1.6	1.8	3.3	3.4
Property, plant and equipment, at cost		54.0		54.0		53.3
Operating Segments [Member] | EMEA Segment [Member]
Summary of Segment Information
Total net sales		106.5	106.1	192.1	192.9
Intersegment revenue		19.7	24.1	47.4	35.2
Operating profit		16.2	14.1	26.6	26.5
Depreciation and amortization expense		0.9	0.8	1.7	1.6
Property, plant and equipment, at cost		36.8		36.8		35.2
Operating Segments [Member] | Latin America Segment [Member]
Summary of Segment Information
Total net sales		112.8	126.5	204.6	244.8
Intersegment revenue		0.1	0.1	0.2	0.2
Operating profit		13.8	13.2	20.8	16.3
Depreciation and amortization expense		1.6	1.0	3.2	3.9
Property, plant and equipment, at cost		61.7		61.7		51.9
Corporate and Reconciling Items [Member]
Summary of Segment Information
Operating profit		(88.9)	(84.4)	(174.1)	(182.2)
Corporate, Non-Segment [Member]
Summary of Segment Information
Operating profit	[1]	(65.7)	(72.4)	(136.4)	(143.1)
Depreciation and amortization expense		8.7	11.0	16.7	20.1
Property, plant and equipment, at cost		350.5		350.5		$ 357.9
Segment Reconciling Items [Member]
Summary of Segment Information
Impairment of assets		0.0	0.5	0.0	(18.9)
Restructuring charges		(5.0)	(7.1)	(5.4)	(10.2)
Net non-routine expense		$ (18.2)	$ (5.4)	$ (32.3)	$ (10.0)

[1]	Corporate charges not allocated to segments include headquarter-based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.